Supplemental Balance Sheet Information - Accrued Expense and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in Accounting Estimate [Line Items]
Accrued Northwestern University License Agreements fee (Note 11)			$ 1,500
Accrued legal expenses	$ 735	$ 251	123
Accrued payroll-related expenses	539	718	423
Other accrued expenses	378	304	114
Accrued expenses and other current liabilities	$ 1,652	1,273	$ 2,160
Scenario, Previously Reported
Change in Accounting Estimate [Line Items]
Accrued Northwestern University License Agreements fee (Note 11)		0
Accrued legal expenses		251
Accrued payroll-related expenses		718
Other accrued expenses		400
Accrued expenses and other current liabilities		$ 1,369